Leases - Schedule of Operating Lease Right-of-Use Asset and Operating lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Operating lease right-of-use asset, net	$ 707,728	$ 828,697
Liabilities
Operating lease liabilities